Taxes on Income (Details) - Schedule of reconciliation of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of theoretical tax expense [Abstract]
Loss before taxes on income, as reported in the statement of profit or loss	23.00%	23.00%	23.00%
Loss before taxes on income, as reported in the statement of profit or loss, percentage	$ 14,070	$ 8,091	$ 12,975
Theoretical taxes on income	(3,236)	(1,861)	(2,984)
Increase in taxes resulting from permanent differences - non-deductible expenses	311	86	1,039
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	1,980	1,529	1,968
Taxes on income	$ (945)	$ (246)	$ 23